Cost of Sales - Disclosure of Cost of Sale (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [line items]
Cost of sales	$ 19,982,794,052	$ 18,509,939,802	$ 15,154,175,473
Inventories	3,830,615,739	4,122,232,515	3,306,816,211
Finished products	206,308,504	268,151,753	227,757,010
Products in progress	919,201,091	1,169,754,059	562,533,941
Raw materials, materials, spare parts, fuels and inventory in transit	2,705,106,144	2,684,326,703	2,516,525,260
Acquisition of inventories from business combination under common control (Note 16)			334,968,425
Cost of sales [member]
Disclosure of cost of sales [line items]
Currency translation differences	97,007,100	(8,531,548)
Purchases and production expenses for the year	20,510,235,877	18,226,854,574	15,634,623,354
Cost of sales	$ 19,982,794,052	$ 18,509,939,802	$ 15,154,175,473